Document and Entity Information	6 Months Ended
Sep. 30, 2017 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Dragon Victory International Ltd
Entity Central Index Key	0001682241
Amendment Flag	false
Trading Symbol	LYL
Current Fiscal Year End Date	--03-31
Document Type	6-K
Document Period End Date	Sep. 30, 2017
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2018
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	0